Trade and Other Receivables (Details) - ARS ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Lease and services receivables		$ 982,844	$ 744,237
Post-dated checks		618,979	766,578
Average of scheduled rent escalation		533,256	468,589
Debtors under legal proceedings		227,320	248,637
Property sales receivables		30,100	31,485
Consumer financing receivables		16,441	25,578
Less: allowance for doubtful accounts		(267,431)	(312,565)
Total trade receivables		2,141,509	1,972,539
Advance payments		422,328	427,328
Prepayments		163,707	224,761
Guarantee deposit		1,284
Loans		47,985	69,032
Other tax receivables		122,386	159,840
Expenses to be recovered		13,912	12,451
Others	[1]	146,518	151,363
Less: allowance for doubtful accounts		(165)	(258)
Total other receivables		917,955	1,044,517
Related parties (Note 29)		4,242,715	1,223,115
Total current trade and other receivables		7,302,179	4,240,171
Non-current		487,435	1,485,744
Current		6,814,744	2,754,427
Total		$ 7,302,179	$ 4,240,171

[1]	Includes Ps. 128,513 and Ps. 130,591 at June 30, 2019 and 2018, respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (See Note 18)